Schedule of comprehensive income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Operating expenses
General and administrative expenses	$ (56,656)	¥ (413,548)	¥ (390,022)	¥ (401,731)
Profits from operations
Other income, net	42,487	310,123	394,698	220,693
Net profit attributable to FinVolution Group’s ordinary shareholders	326,488	2,383,146	2,340,835	2,266,382
Net profit attributable to ordinary shareholders		2,383,146	2,340,835	2,266,382
Parent Company [Member]
Operating expenses
General and administrative expenses	(1,594)	(11,636)	(19,446)	(20,027)
Profits from operations
Other income, net	1,665	12,161	34,670	(1,100)
Income from subsidiaries	326,417	2,382,621	2,325,611	2,287,509
Net profit attributable to FinVolution Group’s ordinary shareholders	326,488	2,383,146	2,340,835	2,266,382
Net profit attributable to ordinary shareholders	$ 326,488	¥ 2,383,146	¥ 2,340,835	¥ 2,266,382